Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of property, plant and equipment
%

Laboratory equipment and Leasehold improvements	10

Computers, office furniture and equipment	6 - 33

Schedule of consolidated financial statements

	As of January 1, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$280	$50	$330

Non - current liabilities
Deferred revenues	$1,246	$(400)	$846

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$(350)	$(93,702)

	As of June 30, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$792	$108	$900

Non - current liabilities
Deferred revenues	$2,317	$(637)	$1,680

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$(350)	$(93,702)

	Six months ended June 30, 2018 (Unaudited)
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Revenues	$902	$(82)	$820
Operating expenses	4,457	-	4,457
Operating loss	(3,555)	(82)	(3,637)
Financial income, net	590	223	813
Loss	$(2,965)	$141	$(2,824)

Basic and diluted net loss per share	$0.08	$-	$0.08